Acquisitions - Purchase Price Allocation (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Apr. 18, 2022	Dec. 31, 2020
Purchase price allocation:
Goodwill					$ 1,452,338
Elusys Therapeutics
Purchase price allocation:
Cash and cash equivalents				$ 5,719,899
Contract receivables				24,526,232
Prepaid expenses and other current assets				1,818,278
Inventory				5,844,000
Intangible asset - definite-lived (Note 7)				9,700,000
Property and equipment				50,224
Operating lease right of use assets				352,906
Other assets				326,249
Total assets acquired				48,337,788
Accounts payable				(204,794)
Accrued expenses and other current liabilities				(5,155,363)
Operating lease obligations				(352,906)
Deferred income tax liability				(3,073,000)
Total liabilities assumed				(8,786,063)
Net assets acquired and liabilities assumed				39,551,725
Goodwill				3,301,960
Total purchase consideration				$ 42,853,685
Measurement period adjustments - intangible assets	$ 1,500,000
Acquisition costs		$ 600,000
Elusys Therapeutics | Forecast
Purchase price allocation:
Contingent consideration			$ 5,400,000